Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,413)	$ (329)	$ (1,829)	$ (524)
Adjustments to reconcile net loss to net cash used in operations:
Depreciation	11	1	6	5
Share based compensation	682		27	25
Profit/Loss from exchange differences on cash and cash equivalents	(96)		5
Other non-cash items	39	19	(10)	1
CHANGES IN OPERATING ASSET AND LIABILITY ITEMS:
Accounts receivable	10	87	68	(85)
Inventory	(125)	(218)	(819)	(25)
Other current assets	(53)	29	(16)	(62)
Accounts payables	5	(18)	16
Contract liabilities	44		302	192
Accrued compensation expenses	(24)	8	166	(13)
Parent company	(16)	(76)	(73)
Other accrued expenses	(201)	(17)	358	32
Net cash flows used in investing activities	(1,137)	(514)	(1,799)	(454)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(185)		(52)
Change in severance pay asset			(3)	4
Net cash flows provided by (used in) investing activities	(185)		(55)	4
CASH FLOWS FROM FINANCING ACTIVITIES:
Loan repayment to Parent company	(81)
Transfer from Parent company		514	514	450
Sale of assets to Parent company			168
Capital Contribution from Parent company		90	720
Proceeds from issuance of shares and warrants	909
Loan from Parent company			500
Cash obtained in connection with Recapitalization Transaction			3,202
Net cash flows provided by financing activities	828	604	5,104	450
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(398)	90	3,250
BALANCE OF CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	3,245
PROFIT/LOSSES FROM EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	96		(5)
BALANCE OF CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	2,847	90	3,245
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Unpaid Recapitalization Transaction costs			89
Assets acquired (liabilities assumed):
Current assets excluding cash and cash equivalents
Current liabilities			(73)
Recapitalization Transaction costs			(89)
Reverse recapitalization effect on equity			(3,040)
Cash obtained in connection with Recapitalization Transaction			$ 3,202
Parent Company loan settled against Parent Company receivable	$ 41